Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials
Merchandised goods		483,384
Provision for obsolete inventories		(38,833)
Inventories		$ 444,551